Additional information on the consolidated statements of income (loss) - Disclosure of expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Additional information on the consolidated statements of income (loss) [Abstract]
Impairment of assets	$ 26,300	$ 243,576
Depletion and depreciation	46,904	48,270
Employee benefit expenses	20,142	20,701
Professional fees	7,631	3,453
Insurance costs	1,820	812
Communication and promotional expenses	1,265	1,006
Rent and office expenses	1,052	828
Public company expenses	971	822
Travel expenses	413	1,108
Gain on disposal of stream and offtake interests	0	(7,636)
Deemed listing fees of Osisko Development	1,751	0
Cost recoveries from associates	(618)	(595)
Other expenses	596	599
Expenses, by nature	$ 108,227	$ 312,944